Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Ending balance at Dec. 31, 2022	$ 19	$ 446	$ (45,492)	$ (24)	$ (45,051)
Ending balance (in shares) at Dec. 31, 2022	19,127,914
Ending balance at Dec. 31, 2022					$ 85,503
Ending balance (in shares) at Dec. 31, 2022					29,555,538
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Exercise of stock options		2			$ 2
Exercise of stock options (in shares)	6,250
Stock-based compensation		314			314
Maturities of short-term investments				24	24
Net loss			(17,347)		(17,347)
Ending balance at Dec. 31, 2023	$ 19	762	(62,839)		$ (62,058)
Ending balance (in shares) at Dec. 31, 2023	19,134,164				19,134,164
Ending balance at Dec. 31, 2023					$ 85,503
Ending balance (in shares) at Dec. 31, 2023					29,555,538
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Exercise of stock options		5			$ 5
Exercise of stock options (in shares)	63,750
Stock-based compensation		81			81
Net loss			(4,202)		(4,202)
Ending balance at Mar. 31, 2024	$ 19	848	(67,041)		(66,174)
Ending balance (in shares) at Mar. 31, 2024	19,197,914
Ending balance at Mar. 31, 2024					$ 85,503
Ending balance (in shares) at Mar. 31, 2024					29,555,538
Beginning balance at Dec. 31, 2023	$ 19	762	(62,839)		$ (62,058)
Beginning balance (in shares) at Dec. 31, 2023	19,134,164				19,134,164
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Exercise of stock options		5			$ 5
Exercise of stock options (in shares)	63,750				63,750
Stock-based compensation		319			$ 319
Net loss			(29,397)		(29,397)
Ending balance at Dec. 31, 2024	$ 19	1,086	(92,236)		$ (91,131)
Ending balance (in shares) at Dec. 31, 2024	19,197,914				19,197,914
Beginning balance at Dec. 31, 2023					$ 85,503
Beginning balance (in shares) at Dec. 31, 2023					29,555,538
Ending balance at Dec. 31, 2024					$ 85,503
Ending balance (in shares) at Dec. 31, 2024					29,555,538
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Exercise of stock options		3			$ 3
Exercise of stock options (in shares)	5,416				5,416
Stock-based compensation		80			$ 80
Net loss			(9,579)		(9,579)
Ending balance at Mar. 31, 2025	$ 19	$ 1,169	$ (101,815)	$ 2	$ (100,625)
Ending balance (in shares) at Mar. 31, 2025	19,203,330				19,203,330
Ending balance at Mar. 31, 2025					$ 85,503
Ending balance (in shares) at Mar. 31, 2025					29,555,538